Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Decrease in fair value of warrant liabilities	$ 968,221	$ 0	$ (9,232,566)	$ 0	$ 0	$ 30,806,877	$ 43,139,251	$ 0	$ 0
Increase in fair value of warrant liabilities							$ 43,100,000